FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2022
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2022	2021	2020
Foreign currency translation on:
Property, plant and equipment, at fair value	12	$(1,490)	$(1,527)	$(624)
Goodwill	17	(126)	(121)	(20)
Borrowings	14	545	479	(87)
Deferred income tax liabilities and assets	11	454	329	60
Other assets and liabilities		59	11	(19)
		$(558)	$(829)	$(690)